GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Sales by Geographic Area as Percentage of Total Sales) (Details) - Sales [Member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taiwan, R.O.C. [Member]
Revenue from External Customer [Line Items]
Sales by geographic area (as percentage of total sales)	31.00%	45.00%	44.00%
USA [Member]
Revenue from External Customer [Line Items]
Sales by geographic area (as percentage of total sales)	17.00%	9.00%	14.00%
Korea [Member]
Revenue from External Customer [Line Items]
Sales by geographic area (as percentage of total sales)	28.00%	16.00%	19.00%
China [Member]
Revenue from External Customer [Line Items]
Sales by geographic area (as percentage of total sales)	16.00%	19.00%	6.00%
Other [Member]
Revenue from External Customer [Line Items]
Sales by geographic area (as percentage of total sales)	8.00%	11.00%	17.00%